Leases - Summary of Movements in Right of Use Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	$ 2,708	$ 2,809
Additions	870	593
Remeasurements of index-linked freight contracts	(210)	230
Depreciation expensed during the period	(717)	(717)	$ (533)
Impairments for the year	0	(140)
Divestment of subsidiaries and operations	0	(70)
Transfers and other movements	2	3
At the end of the financial year	2,653	2,708	2,809
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	5,221
At the end of the financial year	5,454	5,221
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(2,513)
At the end of the financial year	(2,801)	(2,513)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	490	573
Additions	26	26
Remeasurements of index-linked freight contracts	0	0
Depreciation expensed during the period	(75)	(79)
Impairments for the year	0	0
Divestment of subsidiaries and operations	0	(30)
Transfers and other movements	(2)	0
At the end of the financial year	439	490	573
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	742
At the end of the financial year	764	742
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(252)
At the end of the financial year	(325)	(252)
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	2,218	2,236
Additions	844	567
Remeasurements of index-linked freight contracts	(210)	230
Depreciation expensed during the period	(642)	(638)
Impairments for the year	0	(140)
Divestment of subsidiaries and operations	0	(40)
Transfers and other movements	4	3
At the end of the financial year	2,214	2,218	$ 2,236
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	4,479
At the end of the financial year	4,690	4,479
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(2,261)
At the end of the financial year	$ (2,476)	$ (2,261)